Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Selling, Marketing and Administrative Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization	$ 939	$ 942
Research and Development Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization	$ 80	$ 81